Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 29, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
Prospectus Date	rr_ProspectusDate	Sep 28, 2011

MFS Absolute Return Fund (Prospectus Summary): | MFS Absolute Return Fund
MFS �� Absolute Return Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is December 29, 2011.

MFS �� Absolute Return Fund

The sub-sections entitled ���Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 10 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-14 of the fund���s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Absolute Return Fund	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Absolute Return Fund		A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4
Management Fee		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses		1.59%	2.34%	2.34%	1.34%	2.34%	1.84%	1.59%	1.34%
Fee Reductions and/or Expense Reimbursements	[1]	(0.44%)	(0.44%)	(0.44%)	(0.44%)	(0.44%)	(0.44%)	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%
[1]	MFS has agreed in writing to bear the fund���s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund���s investment activity), such that ������Total Annual Fund Operating Expenses��� do not exceed 1.15% of the fund���s average daily net assets annually for each of Class A and Class R3 shares, 1.90% of the fund���s average daily net assets annually for each of Class B, Class C and Class R1 shares, 0.90% of the fund���s average daily net assets annually for each of Class I and Class R4 shares and 1.40% of the fund���s average daily net assets annually for Class R2 shares. This written agreement will continue until modified by the fund���s Board of Trustees, but such agreement will continue until at least December 31, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Absolute Return Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	587	912	1,260	2,239
B	Class B Shares assuming redemption at end of period	593	988	1,411	2,455
C	Class C Shares assuming redemption at end of period	293	688	1,211	2,642

Expense Example, No Redemption MFS Absolute Return Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	193	688	1,211	2,455
C	Class C Shares assuming no redemption at end of period	193	688	1,211	2,642
I	Class I Shares	92	381	692	1,574
R1	Class R1 Shares	193	688	1,211	2,642
R2	Class R2 Shares	143	536	955	2,123
R3	Class R3 Shares	117	459	824	1,852
R4	Class R4 Shares	92	381	692	1,574

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
MFS Absolute Return Fund (Prospectus Summary): | MFS Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS �� Absolute Return Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is December 29, 2011.

MFS �� Absolute Return Fund

The sub-sections entitled ���Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 10 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-14 of the fund���s statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
MFS Absolute Return Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNAX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class A Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	587
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,239
MFS Absolute Return Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNBX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class B Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	593
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,455
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,211
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,455
MFS Absolute Return Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNCX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class C Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,642
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,211
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,642
MFS Absolute Return Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNIX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,574
MFS Absolute Return Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNRX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R1 Shares
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,211
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,642
MFS Absolute Return Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNSX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R2 Shares
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	955
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,123
MFS Absolute Return Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNTX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R3 Shares
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,852
MFS Absolute Return Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRNUX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R4 Shares
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,574

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase
[2]	MFS has agreed in writing to bear the fund���s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund���s investment activity), such that ������Total Annual Fund Operating Expenses��� do not exceed 1.15% of the fund���s average daily net assets annually for each of Class A and Class R3 shares, 1.90% of the fund���s average daily net assets annually for each of Class B, Class C and Class R1 shares, 0.90% of the fund���s average daily net assets annually for each of Class I and Class R4 shares and 1.40% of the fund���s average daily net assets annually for Class R2 shares. This written agreement will continue until modified by the fund���s Board of Trustees, but such agreement will continue until at least December 31, 2012.